Tax Receivable Agreement and Income Taxes - Schedule of deferred tax assets, operating loss carryforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Components of Deferred Tax Assets and Liabilities [Abstract]
Partnership basis difference, net of valuation allowance	$ 5,852,000	$ 5,165,000
Net operating loss carryforwards	280,000
Deferred tax assets, net	6,132,000	5,165,000
Operating loss carryforwards	1,100,000
Uncertain tax positions	0	0	$ 0
Penalties and interest related to uncertain tax positions	$ 0	$ 0